SCHEDULE OF SUPPLEMENTAL PRO-FORMA FINANCIAL INFORMATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Standard Waste Services LLC [Member]
Business Acquisition [Line Items]
Total revenue	$ 8,434,611	$ 7,783,109
Net loss	$ (5,099,149)	$ (23,203,641)
Pro forma loss per common share, diluted	$ (0.02)	$ (0.68)
Pro forma loss per common share	$ (0.02)	$ (0.68)
Pro forma weighted average number of common shares diluted	222,067,042	33,959,755
Pro forma weighted average number of common shares basic	222,067,042	33,959,755
Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Total revenue	$ 4,416,933	$ 3,330,079	$ 7,993,090	$ 4,204,694
Net loss	$ (6,444,492)	$ (29,715,317)	$ (124,502,520)	$ (29,014,991)
Pro forma loss per common share, diluted	$ (0.03)	$ (0.88)
Pro forma loss per common share	$ (0.03)	$ (0.88)	$ (0.73)	$ (6.58)
Pro forma weighted average number of common shares diluted	222,067,042	33,959,755	170,715,695	4,410,595